Fixed Assets, net (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of detailed information about property, plant and equipment [abstract]
Advances paid on account of fixed assets	$ 57	₪ 143